Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Cash flows from operating activities:
Net loss	$ (22,081)	$ (18,004)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	387	417
Derivatives (gain) loss	2,264	788
Common stock issued to 401(k) plan	154	156
Share-based compensation expense	3,614	3,571
Non-cash investment (income) expense, net		(193)
Changes in operating assets and liabilities:
Prepaid expenses	(24)	(229)
Other assets	6	(308)
Accounts payable	259	35
Accrued expenses and other liabilities	(161)	1,248
Net cash used in operating activities	(15,582)	(12,519)
Cash flows from investing activities:
Purchases of marketable securities	(8,256)	(7,987)
Sales of marketable securities	19,100	1,050
Purchases of property and equipment	(54)	(96)
Net cash (used in) provided by investing activities	10,790	(7,033)
Cash flows from financing activities:
Proceeds from exercise of stock options	26	191
Proceeds from issuance of stock under ESPP	51	91
Repayment of loan payable	(315)	(294)
Proceeds from issuance of common stock and warrants		29,905
Net cash (used in) provided by financing activities	(238)	29,893
Increase (decrease) in cash and cash equivalents	(5,030)	10,341
Cash and cash equivalents at beginning of period	21,464	14,920
Cash and cash equivalents at end of period	16,434	25,261
Supplemental disclosure of cash flow information and non-cash transactions:
Cash paid for interest	56	54
Non-cash issuance of common stock for warrants	$ 3,537	$ 62